Earnings Per Share ("EPS") (Tables)	9 Months Ended
Sep. 30, 2012
Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares:

	For the nine months ended
	September 30, 2011		September 30, 2012
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Earnings per share — basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,559,218	1,025,749	5,932,166	943,891	1,706,237	271,486
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000

Denominator used for earnings per share	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Earnings per share — basic	131.43	131.43	218.66	34.79	218.66	34.79

Earnings per share — diluted:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,561,491	1,023,476	5,934,416	944,249	1,703,987	271,128
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,023,476	—	1,703,987	271,128	—	—
Allocation of net income attributable to Baidu, Inc.	4,584,967	1,023,476	7,638,403	1,215,377	1,703,987	271,128
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Conversion of Class B to Class A ordinary shares	7,804,274	—	7,803,000	7,803,000	—	—
Share-based awards	77,471	—	46,130	46,130	—	—

Denominator used for earnings per share	34,961,580	7,804,274	34,978,241	34,978,241	7,803,000	7,803,000
Earnings per share — diluted	131.14	131.14	218.38	34.75	218.38	34.75

Earnings per ADS
Denominator used for earnings per ADS — basic	270,798,350		271,291,110	271,291,110
Denominator used for earnings per ADS — diluted	349,615,800		349,782,410	349,782,410
Earnings per ADS — basic	13.14		21.87	3.48

Earnings per ADS — diluted	13.11		21.84	3.48